Condensed Consolidated Statements Condensed Consolidated Statement of Operations (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Oil and natural gas revenues	$ 291,156	$ 278,340	$ 367,712
Midstream services revenues	5,218	1,864	1,213
Third-party midstream services revenues	9,286	77,094	5,022
Unrealized (loss) gain on derivatives	(41,238)	(39,265)	58,302
Total revenues	264,422	318,033	432,249
Production taxes and marketing	43,046	35,650	33,172
Lease operating	56,202	54,704	49,945
Plant and other midstream services operating	5,389	3,489	1,408
Depletion, depreciation and amortization	122,048	178,847	134,737
Accretion of asset retirement obligations	1,182	734	504
Full-cost ceiling impairment	158,633	801,166	0
General and administrative	55,089	50,105	32,152
Total expenses	441,589	1,124,695	251,918
Operating (loss) income	(177,167)	(806,662)	180,331
Net gain on asset sales and inventory impairment	107,277	908	0
Interest expense	(28,199)	(21,754)	(5,334)
Interest and Other Income (Expense)	(4)	616	132
Total other income (expense)	79,074	(20,230)	(5,202)
(Loss) income before income taxes	(98,093)	(826,892)	175,129
Current	(1,036)	2,959	133
Deferred	0	(150,327)	64,242
Total income tax (benefit) provision	(1,036)	(147,368)	64,375
Net (loss) income	(97,057)	(679,524)	110,754
Net (income) loss attributable to non-controlling interest in subsidiaries	(364)	(261)	17
Net (loss) income attributable to Matador Resources Company shareholders	$ (97,421)	$ (679,785)	$ 110,771
Basic (usd per share)	$ (1.07)	$ (8.34)	$ 1.58
Diluted (usd per share)	$ (1.07)	$ (8.34)	$ 1.56
Diluted	91,273	81,537	70,906
Basic	91,273	81,537	70,229
Adjustment [Member]
Net (income) loss attributable to non-controlling interest in subsidiaries	$ (4,500)
Diluted (usd per share)	$ (0.05)
Consolidation, Eliminations [Member]
Midstream services revenues	$ (13,764)	$ (9,621)	$ (3,716)
Total expenses	(13,764)	(9,621)	(3,716)
Operating (loss) income	0
Consolidation, Eliminations [Member] | Adjustment [Member]
Total revenues	(10,708)	(4,344)	0
Total expenses	(10,708)	(4,344)	0
Operating (loss) income	0	0	0
Net gain on asset sales and inventory impairment	0	0	0
Interest expense	0	0	0
Interest and Other Income (Expense)	0	0	0
(Loss) earnings in subsidiaries	54,539	656,240	(112,814)
(Loss) income before income taxes	54,539	656,240	(112,814)
Total income tax (benefit) provision	0	0	0
Net (income) loss attributable to non-controlling interest in subsidiaries	0	0	0
Net (loss) income attributable to Matador Resources Company shareholders	54,539	656,240	(112,814)
Parent | Adjustment [Member]
Total revenues	0	0	0
Total expenses	5,319	5,739	3,389
Operating (loss) income	(5,319)	(5,739)	(3,389)
Net gain on asset sales and inventory impairment	0	0	0
Interest expense	(28,199)	(20,511)	0
Interest and Other Income (Expense)	0	0	0
(Loss) earnings in subsidiaries	(64,349)	(658,698)	112,908
(Loss) income before income taxes	(97,867)	(684,948)	109,519
Total income tax (benefit) provision	(446)	(5,163)	(1,252)
Net (income) loss attributable to non-controlling interest in subsidiaries	0	0	0
Net (loss) income attributable to Matador Resources Company shareholders	(97,421)	(679,785)	110,771
Non-Guarantor Subsidiaries | Adjustment [Member]
Total revenues	17,302	6,310	0
Total expenses	7,031	2,944	111
Operating (loss) income	10,271	3,366	(111)
Net gain on asset sales and inventory impairment	0	0	0
Interest expense	0	0	0
Interest and Other Income (Expense)	0	0	0
(Loss) earnings in subsidiaries	0	0	0
(Loss) income before income taxes	10,271	3,366	(111)
Total income tax (benefit) provision	97	647	0
Net (income) loss attributable to non-controlling interest in subsidiaries	(364)	(261)	17
Net (loss) income attributable to Matador Resources Company shareholders	9,810	2,458	(94)
Existing Guarantor Subsidiaries | Adjustment [Member]
Total revenues	257,828	316,067	432,249
Total expenses	439,947	1,120,356	248,418
Operating (loss) income	(182,119)	(804,289)	183,831
Net gain on asset sales and inventory impairment	107,277	908	0
Interest expense	0	(1,243)	(5,334)
Interest and Other Income (Expense)	(4)	616	132
(Loss) earnings in subsidiaries	9,810	2,458	(94)
(Loss) income before income taxes	(65,036)	(801,550)	178,535
Total income tax (benefit) provision	(687)	(142,852)	65,627
Net (income) loss attributable to non-controlling interest in subsidiaries	0	0	0
Net (loss) income attributable to Matador Resources Company shareholders	(64,349)	(658,698)	112,908
Consolidated Entity | Adjustment [Member]
Total revenues	264,422	318,033	432,249
Total expenses	441,589	1,124,695	251,918
Operating (loss) income	(177,167)	(806,662)	180,331
Net gain on asset sales and inventory impairment	107,277	908	0
Interest expense	(28,199)	(21,754)	(5,334)
Interest and Other Income (Expense)	(4)	616	132
(Loss) earnings in subsidiaries	0	0	0
(Loss) income before income taxes	(98,093)	(826,892)	175,129
Total income tax (benefit) provision	(1,036)	(147,368)	64,375
Net (income) loss attributable to non-controlling interest in subsidiaries	(364)	(261)	17
Net (loss) income attributable to Matador Resources Company shareholders	$ (97,421)	$ (679,785)	$ 110,771